CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues (a)
Total Revenues	¥ 884,066	$ 128,178	¥ 784,616	¥ 1,552,645
Cost of revenues (a)	(252,561)	(36,618)	(257,656)	(475,378)
Gross profit	631,505	91,560	526,960	1,077,267
Operating income and expenses (a)
Research and development	(180,957)	(26,236)	(211,594)	(455,179)
Selling and marketing	(476,853)	(69,137)	(370,274)	(766,986)
General and administrative	(214,337)	(31,076)	(191,868)	(380,533)
Other operating (expenses) income, net	15,051	2,182	17,205	(5,684)
Total operating expenses	(857,096)	(124,267)	(756,531)	(1,608,382)
Operating loss	(225,591)	(32,707)	(229,571)	(531,115)
Other income (expenses)
Interest income, net	35,710	5,177	25,391	35,655
Foreign exchange (losses) gains, net	(95,434)	(13,837)	24,288	39,393
Other income	101,265	14,681	252,998	1,081,506
Other expense	(361,730)	(52,444)	(412,677)	(117,192)
Income (loss) before income taxes	(545,780)	(79,130)	(339,571)	508,247
Income tax (expenses) benefits	25,089	3,638	(13,633)	(97,090)
Net income (loss)	(520,691)	(75,492)	(353,204)	411,157
Less: net loss attributable to noncontrolling interests	(7,216)	(1,046)	(2,078)	(5,575)
Net income (loss)	¥ (513,475)	$ (74,446)	¥ (351,126)	¥ 416,732
Earnings (Losses) per share
Basic | (per share)	¥ (0.3617)	$ (0.0524)	¥ (0.2469)	¥ 0.2895
Diluted | (per share)	(0.3619)	(0.0525)	(0.2469)	0.2857
Basic | (per share)	(18.0854)	(2.6221)	(12.3469)	14.4763
Diluted | (per share)	¥ (18.0954)	$ (2.6236)	¥ (12.3469)	¥ 14.2872
Weighted average number of shares used in computation of ordinary shares:
Basic	1,443,682,305	1,443,682,305	1,430,052,602	1,402,509,386
Diluted	1,443,682,305	1,443,682,305	1,430,052,602	1,421,067,906
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments	¥ 271,640	$ 39,384	¥ (75,536)	¥ (167,476)
Unrealized losses on available-for-sale securities, net	(8,269)	(1,199)		(7,251)
Other comprehensive (loss) income	263,371	38,185	(75,536)	(174,727)
Total comprehensive income (loss)	(257,320)	(37,307)	(428,740)	236,430
Less: total comprehensive loss attributable to noncontrolling interests	(9,531)	(1,382)	(2,536)	(5,869)
Total comprehensive income (loss) attributable to Cheetah Mobile Inc.	(247,789)	(35,925)	(426,204)	242,299
Sales [Member]
Related party Transactions
Amount of transactions with related parties	53,706	7,787	70,444	112,706
Cost of Sales [Member]
Related party Transactions
Amount of transactions with related parties	(41,102)	(5,959)	(61,429)	(101,250)
Research and development
Related party Transactions
Amount of transactions with related parties	(4,143)	(601)	(2,557)	(12,173)
Selling and Marketing Expense [Member]
Related party Transactions
Amount of transactions with related parties	(89)	(13)	(1,178)	(993)
General and Administrative Expense [Member]
Related party Transactions
Amount of transactions with related parties	(3,441)	(499)	(5,303)	(4,403)
Internet Business [Member]
Revenues (a)
Total Revenues	697,387	101,112	653,759	1,380,906
AI and Others [Member]
Revenues (a)
Total Revenues	¥ 186,679	$ 27,066	¥ 130,857	¥ 171,739